Lord Abbett

                                                                Securities Trust

                                                        o Growth & Income Series
                                                        o International Series


                                                              1997 ANNUAL REPORT

                         [Graphic:  camera with map]


                                      Investment portfolios designed to help you capture capital growth over the long term


                                  [Logo](R)

Report to Shareholders
For the Fiscal Year Ended October 31, 1997


[Photo: Robert S. Dow]


/s/ Robert S. Dow
-----------------------
Robert S. Dow
Chairman

November 14, 1997

Table of Contents

Growth & Income Series
--------------------------------------------------------------------------------
Fund Facts                                                                     1
Statement of Net Assets                                                        3

International Series
--------------------------------------------------------------------------------
When Searching the Globe                                                       2
Statement of Net Assets                                                        6

Data on Both Series
--------------------------------------------------------------------------------
Statements of Operations                                                       9
Statements of Changes
  in Net Assets                                                               10
Financial Highlights                                                          11
Notes to Financial Statements                                                 12

Lord Abbett Securities Trust - Growth & Income Series and International Series completed its fiscal year on October 31, 1997. The International Series commenced operations on December 13, 1996. Below is an overview of class-specific data as of the close of the year.

Growth & Income Series
----------------------

                    Year Ended 10/31/97   6/5/97*-10/31/97   Year Ended 10/31/97
                    -------------------   ----------------   -------------------
                          Class A              Class B              Class C
--------------------------------------------------------------------------------
Net asset value            $8.79               $8.80                $8.80
Dividends                  $0.099                --                 $0.037
Capital gains              $0.075                --                 $0.075
Total return+             +26.8%               +7.2%**             +26.2%

International Series
--------------------

                    12/13/96++-10/31/97              6/5/97*-10/31/97
                    -------------------        ----------------------------
                          Class A              Class B              Class C
--------------------------------------------------------------------------------
Net asset value           $10.86               $10.83               $10.83
Total return+             +15.2%**              +5.6%**              +5.6%**

About the Growth & Income Series

Since our last letter to you, the U.S. stock market continued to turn in good performance. This advance was fueled by a surprising combination of strong economic growth and declining inflation. Subdued inflation allowed interest rates to decline further and stock prices to rise.

The financial services sector (primarily bank holdings) provided the greatest amount of portfolio return, closely followed by consumer noncyclical companies (which are companies whose performance is not tied to economic conditions, such as drug and healthcare products, gas and electric companies), where several pharmaceutical companies were stellar performers. Looking ahead, healthcare and packaged foods continue to look attractive to us.

In 1998, we expect the economy to grow at a rate of about 2 1/2% with inflation averaging about 3%. Further into the year, we anticipate an economic slowdown accompanied by corporate earnings deceleration, probably resulting in lower returns than investors have received during the last three years. Our investment process, however, is geared toward seeking out companies positioned to provide opportunity for price appreciation at less-than-market risk in varied economic climates.

About the International Series

The Series focuses its research efforts on identifying "best-of-breed" foreign companies. In other words, our selection process tries to find companies that, we believe, are the best at what they do as opposed to achieving any particular country or industry weighting.

Your Series enjoyed strong performance over the period due in large part to gains made by industrial companies which are domiciled in Germany and Canada. One company that helped portfolio performance during the year manufactures "zero emission" hydrogen powered fuel cells that produce water and oxygen as waste materials. Another is the world's largest supplier of database software tools used for information integration. These are some examples of what we believe are industry leaders. In addition, due to our selective investment process, we had minimal exposure to companies located in the emerging and Far Eastern markets that fell sharply during the period.

We are confident that our disciplined, research-driven approach to investing will prove rewarding to our investors over the long term. It is our pleasure to know that you include the Growth & Income Series and/or the International Series as part of your investment portfolio. Thank you for the confidence you have placed in us.

* Commencement of offering class shares. + Total return is the percent change in net asset value, assuming the reinvestment of all distributions. ++ Commencement of operations. ** Not annualized.

Fund Facts

The Sophisticated Shopper

When it comes to stock selection, the portfolio manager of the Growth & Income Series tries to be a savvy buyer. We have an experienced team of financial professionals whose approach includes elements similar to those taken by smart shoppers.

When you think about how you shop, you realize that you like to find bargains.

Savvy shoppers often check out the sales racks to find items with a low price tag. Of course, just because "the price is right" does not mean that a product is worth buying. A smart shopper will carefully inspect the item, checking it for defects and overall quality. Another important test required by the smart shopper: usability and function. If the item is not in style, or is something that would not likely be used, there is probably no point in buying it.

Quantitative Research:

Performed on a universe of the 1,000 largest U.S. and multinational companies to identify those stocks that represent the best bargains: a "low price tag."

Fundamental Research:

Conducted to assess a company's operating environment, resources and strategic plans and to determine its prospects for exceeding the earnings expectations reflected in its stock price: "overall quality."

Business Cycle Analysis:

Used to assess the economic and interest-rate sensitivity of the Fund's portfolio. This analysis helps the portfolio manager assess how adding or eliminating stocks changes a portfolio's overall sensitivity to economic activity and interest rates: "is it in style?"

Lord Abbett Securities Trust - Growth & Income Series -- A Strong Performer

Average Annual Class C Share Total Return(1) as of 10/31/97

   [The following table was depicted as a bar chart in the printed material.]

1 Year                26.2%

3 Years               22.7%

Life of Series(2)     18.2%

(1) Reflects the percent change in net asset value (for Class C shares) which includes the reinvestment of all distributions. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LL Cat 800-874-3733 and ask for the current prospectus.

(2) The Series commenced operations on 1/3/94. Formerly Lord Abbett Securities Trust - Growth & Income Trust.


Growth & Income Series

SEC-required average annual total returns (for Class C shares) for the periods ended 9/30/97, with all distributions reinvested:

   [The following table was depicted as a bar chart in the printed material.]

1 Year                        34.09%

Life of Series                19.70%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

When Searching the Globe for the Best
Investment Opportunities ...

Rely On An Experienced Global Manager ...

Lord, Abbett & Co. is a minority owner of the International Series' sub-adviser's parent company, Fuji Investment Management Co., Ltd. (FIMCO).

FIMCO is:

o An investment management affiliate of Fuji Bank, one of the world's largest banks

o A money manager whose services, until now, had been available only to large, institutional accounts

o An asset manager with offices in Tokyo and London serving the pension investment needs of many premier international companies, including:

               Bridgestone       NISSAN
               Hitachi           SONY
               MCI Canon Inc.

 ... And a Solid Investment Strategy

FIMCO's strategy is based on the timely purchase of undervalued foreign companies which have focused on benefiting from the future changes within their industries. Their disciplined research process involves:

o examining global trends to identify developments on an industry-by-industry basis;

o using this information, along with our research and experience, to try to define the ideal company within each industry; and

o assessing the companies in each industry to determine which are "best-of-breed." In other words, determining which ones best match the "ideal" company, based on a blend of both quantitative and fundamental analysis.

The International Series' portfolio consists of 40-50 such companies, which meet our goal of creating a portfolio where the performance of individual holdings is not diluted across too many securities.

Lord Abbett Securities Trust - International Series -- Off to a Strong Start

Total Returns(1): 12/31/96-10/31/97

   [The following table was depicted as a bar chart in the printed material.]

International
   Series           14.7%

International
Fund Average(2)      5.4%

(1) The Series commenced operations on 12/13/96. Figures are not annualized and are at net asset value for Class A shares. The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2)   Source: Lipper Analytical Services.

International Series

SEC-required average annual total return for Class A shares at the maximum sales charge of 5.75% for the period 12/13/96 (commencement of operations) through 9/30/97, with all distributions reinvested:

   [The following table was depicted as a bar chart in the printed material.]

Life of Series            8.90%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 12/31/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices.

                                 Statement of Net Assets
                                 GROWTH & INCOME SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
Common Stocks 97.41%
====================================================================================================================
Aerospace 1.31%                  Boeing Co.-World's leading commercial aircraft
                                 manufacturer                                             27,800        $  1,330,925
                                 Raytheon Company-A leading factor in air-defense
                                 missiles and military electronic products                10,000             542,500
                                 Total                                                                     1,873,425
--------------------------------------------------------------------------------------------------------============
Agricultural Products 2.65%      Archer-Daniels-Midland Co.-Leading processor and
                                 seller of agricultural commodities                      108,500           2,414,125
                                 Pioneer Hi-Bred International, Inc.-Leading U.S.
                                 supplier of hybrid seed                                  15,000           1,374,375
                                 Total                                                                     3,788,500
--------------------------------------------------------------------------------------------------------============
Apparel 1.38%                    VF Corp.-Leading producer of blue jeans and other
                                 apparel                                                 22,100            1,975,188
--------------------------------------------------------------------------------------------------------============
Auto Parts: After Market 1.19%   Snap-on, Inc.-Manufacturer and distributor of hand
                                 tools and diagnostic equipment for the automotive
                                 industry                                                39,600            1,702,800
--------------------------------------------------------------------------------------------------------============
Automobiles .92%                 General Motors Corp.-Worldwide auto producer            20,600            1,322,263
--------------------------------------------------------------------------------------------------------============
Banks: Money Center 6.01%        BankAmerica Corp.-Major money-center bank               36,800            2,631,200
                                 Chase Manhattan Corp.-Major money-center bank
                                 holding company                                         27,400            3,161,275
                                 First Chicago NBD-Major midwest bank                    22,000            1,600,500
                                 NationsBank Corp.-Leading commercial bank located
                                 in southeast North Carolina                             20,000            1,197,500
                                 Total                                                                     8,590,475
--------------------------------------------------------------------------------------------------------============
Banks: Regional 9.29%            BankBoston, N.A.-Leading New England regional bank      29,900            2,423,769
                                 Comerica Inc.-Midwestern regional bank holding
                                 company                                                 28,100            2,221,656
                                 First Union Corp.-Major east coast bank                 48,400            2,374,625
                                 KeyCorp-Multi-regional bank holding company serving
                                 the northwest U.S.+                                     37,000            2,263,937
                                 Mellon Bank Corp.-Commercial bank located in
                                 Pittsburgh, PA                                          50,000            2,578,125
                                 Washington Mutual-A leading savings and loan company    20,700            1,416,655
                                 Total                                                                    13,278,767
                                 -----------------------------------------------------------------------============

                                 Statement of Net Assets
                                 GROWTH & INCOME SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
Brokers 1.10%                    Morgan Stanley, Dean Witter, Discover & Co.-Major
                                 brokerage and credit card company                        32,000        $ 1,568,000
--------------------------------------------------------------------------------------------------------============
Chemicals 3.94%                  Air Products & Chemicals Inc.-Industrial gas producer    20,000          1,520,000
                                 Dow Chemical Co.-Leading global chemical producer        10,500            952,875
                                 Hanna, M.A. Co.-Leading producer and distributor of
                                 plastic compounds, resins and additives                  37,500            965,625
                                 Morton International Inc.-Producer of specialty
                                 chemicals, salt and airbags                              45,000          1,485,000
                                 Union Carbide Corp.-Major U.S.-based producer of
                                 plastics and chemicals                                   15,700            717,294
                                 Total                                                                    5,640,794
--------------------------------------------------------------------------------------------------------============
Communications Equipment         Harris Corp.-Manufacturer of advanced electronic
1.93%                            systems and communications equipment                     49,200          2,146,350
                                 Motorola Inc.-Leading producer of cellular phones
                                 and message pagers                                       10,000            617,500
                                 Total                                                                    2,763,850
--------------------------------------------------------------------------------------------------------============
Computer: Hardware 4.88%        *Digital Equipment Corp.-Manufacturer of data processing
                                 equipment                                                31,000          1,551,938
                                 Hewlett-Packard Co.-Leading manufacturer of computer
                                 products including printers, servers, workstations
                                 and PCs                                                  37,400          2,307,113
                                 International Business Machines Corp.-Largest computer
                                 manufacturer                                             31,800          3,118,388
                                 Total                                                                    6,977,439
--------------------------------------------------------------------------------------------------------============
Computer: Peripherals .38%      *Seagate Technology Inc.-Manufacturer of computer disk
                                 drive equipment                                          20,000            542,500
--------------------------------------------------------------------------------------------------------============
Computer: Software 1.08%        *Sun Microsystems Inc.-Supplier of network computer
                                 products including workstations, servers, software,
                                 microprocessors and a full range of services and
                                 support                                                  45,000          1,541,250
--------------------------------------------------------------------------------------------------------============
Containers 1.97%                 Crown Cork & Seal Inc.-Major producer of a wide
                                 variety of three-piece and two steel aluminum
                                 containers for the food industry                         40,000          1,802,500
                                 Sonoco Products Co.-A leading U.S. producer of
                                 specialty paper and plastic packaging components         31,500          1,013,905
                                 Total                                                                    2,816,405
--------------------------------------------------------------------------------------------------------============
Cosmetics 1.01%                  International Flavor & Fragrance-Creator and marketer
                                 of flavors and fragrances used by a wide variety of
                                 consumer products                                        30,000          1,451,250
--------------------------------------------------------------------------------------------------------============
Drugs/Health Care Products       American Home Products Corp.-Producer of drugs, food
6.11%                            housewares and packaged medicine and medical products    24,000          1,779,000
                                 Bristol-Myers Squibb Company-Major worldwide
                                 pharmaceutical concern with other interests in infant
                                 nutrition, non-prescription medications, medical
                                 devices and toiletries                                   32,000          2,808,000
                                 SmithKline Beecham plc ADS-United Kingdom-based health
                                 care company providing prescription and over-the-
                                 counter drugs and clinical laboratory services           57,000          2,714,625
                                 Warner-Lambert Co.-Drugs and consumer products
                                 manufacturer                                             10,000          1,431,875
                                 Total                                                                    8,733,500
--------------------------------------------------------------------------------------------------------============
Electric Power 4.60%             Baltimore Gas & Electric Co.-Regional electric utility   32,500            891,719
                                 Carolina Power & Light Co.-Electric utility company
                                 serving North and South Carolina                         25,000            893,750
                                 CINergy Corp.-Supplier of electricity and natural
                                 gas in southwestern Ohio and adjacent Kentucky and
                                 Indiana territories                                      52,900          1,745,700
                                 FPL Group-One of the nation's premier electric
                                 utilities, serving about 7 million people in Florida's
                                 east, southeast and southwest coasts                     35,000          1,809,063
                                 Ohio Edison Co.-Electric utility covering 2.9 million
                                 people in some of the most highly industrialized cities
                                 and agriculturally productive regions in Ohio and
                                 Pennsylvania                                             50,000          1,237,500
                                 Total                                                                    6,577,732
--------------------------------------------------------------------------------------------------------============
Electrical Equipment 1.75%       Emerson Electric Co.-Diversified manufacturer of
                                 consumer and industrial electrical components            47,600          2,496,025
--------------------------------------------------------------------------------------------------------============
Financial: Miscellaneous 1.52%   Federal National Mortgage-America's largest supplier
                                 of conventional home mortgages                           45,000          2,179,687
--------------------------------------------------------------------------------------------------------============
Food 6.61%                       ConAgra Inc.-Major producer of agricultural and
                                 consumer products                                        82,940          2,498,567
                                 CPC International Inc.-Producer of diversified
                                 packaged foods                                           29,000          2,871,000
                                 Heinz H.J. Co.-Domestic packaged foods producer          61,400          2,851,263
                                 Sara Lee Corp.-A diversified maker of branded food
                                 products, apparel and household consumer products        24,000          1,227,000
                                 Total                                                                    9,447,830
                                 -----------------------------------------------------------------------============

                                 Statement of Net Assets
                                 GROWTH & INCOME SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
Health Care Products .57%        Baxter International Inc.-World's leading
                                 distributor and major manufacturer of hospital
                                 supplies and related medical equipment                   17,500        $    809,375
--------------------------------------------------------------------------------------------------------============
Health Care Services 2.46%       Aetna Inc.-Provider of managed health plans              25,650           1,822,753
                                *Humana Inc.-Major U.S. provider of managed health
                                 plans                                                    65,000           1,365,000
                                 United Healthcare Corp.-Offers health care coverage
                                 and related services in all 50 states                     7,000             324,188
                                 Total                                                                     3,511,941
--------------------------------------------------------------------------------------------------------============
Household Products 3.57%         Fort James Corp.-Producer of paper-based consumer
                                 products, packaging and communication papers             64,100           2,543,969
                                 Kimberly Clark Corp.-Major producer of consumer and
                                 personal care products                                   49,180           2,554,286
                                 Total                                                                     5,098,255
--------------------------------------------------------------------------------------------------------============
Housewares .85%                  Fortune Brands Inc.-Consumer products conglomerate       36,900           1,220,006
--------------------------------------------------------------------------------------------------------============
Insurance: Property and          Chubb Corp.-Broad-based property and casualty
Casualty 3.31%                   insurance organization                                   22,000           1,457,500
                                 CIGNA Corp.-Multi-line insurance and medical services
                                 provider                                                  7,600           1,179,900
                                 CMAC Investment Corp.-Major private mortgage insurance
                                 provider                                                 15,200             831,250
                                 The Progressive Corporation-Insurance holding company
                                 specializing in non-standard auto insurance              12,200           1,271,850
                                 Total                                                                     4,740,500
--------------------------------------------------------------------------------------------------------============
Machinery: Diversified 1.24%     Deere & Co.-World's largest manufacturer of farm
                                 equipment                                                33,800           1,778,725
--------------------------------------------------------------------------------------------------------============
Miscellaneous 2.88%              Minnesota Mining & Manufacturing Co.-Diversified global
                                 manufacturer of value-added industrial, consumer and
                                 medical products                                         26,000           2,379,000
                                 National Service Industries, Inc.-Diversified
                                 manufacturer of lighting equipment, rental uniforms
                                 and specialty chemicals                                  39,400           1,743,450
                                 Total                                                                     4,122,450
--------------------------------------------------------------------------------------------------------============
Natural Gas: Pipelines 2.50%     Columbia Gas Systems Inc.-Utility holding company        30,000           2,167,500
                                 Consolidated Natural Gas Co.-Producer of integrated
                                 natural gas systems                                      26,000           1,405,625
                                 Total                                                                     3,573,125
--------------------------------------------------------------------------------------------------------============
Natural Gas: Distribution 2.16%  Nicor Inc.-Natural gas distributor in Illinois           80,000           3,085,000
--------------------------------------------------------------------------------------------------------============
Natural Gas: Diversified .92%    The Coastal Corporation-A diversified gas pipeline
                                 company                                                  21,800           1,310,725
--------------------------------------------------------------------------------------------------------============
Oil: International Integrated    Amoco Corp.-Major integrated petroleum and natural
4.77%                            gas company with sizable interests in chemicals          19,900           1,824,581
                                 Chevron Corp.-Worldwide petroleum company with
                                 important interests in chemicals and minerals            23,600           1,957,325
                                 Exxon Corp.-World's largest integrated oil company       19,800           1,216,463
                                 Mobil Corp.-Large international oil company              25,000           1,820,313
                                 Total                                                                     6,818,682
--------------------------------------------------------------------------------------------------------============
Paper and Forest Products .97%   International Paper Co.-Producer of paper and forest
                                 products                                                 11,750             528,750
                                 Temple-Inland, Inc.-Leading manufacturer of corrugated
                                 boxes, bleached paperboard, pulp and building materials  15,000             860,625
                                 Total                                                                     1,389,375
--------------------------------------------------------------------------------------------------------============
Printing and Publishing .56%     Gannet Co., Inc.-Major U.S. newspaper publisher          15,200             798,950
--------------------------------------------------------------------------------------------------------============
Railroads .24%                   Canadian National Railway (Partially Paid)-Major
                                 Canadian-based railroad operator                          6,300             339,806
--------------------------------------------------------------------------------------------------------============
Retail: Specialty 1.33%         *Toys R Us Inc.-Discount toy supermarts; department
                                 stores                                                   56,000           1,907,500
--------------------------------------------------------------------------------------------------------============
Retail: Department and
Merchandise .94%                 May Department Stores Company-Leading department store
                                 retailer                                                 25,000           1,346,875
--------------------------------------------------------------------------------------------------------============
Telephone: Local 2.33%           Bell Atlantic Corp.-Regional telephone company           16,800           1,341,900
                                 BellSouth Corp.-Regional telephone company               14,400             681,300
                                 SBC Communication Inc.-Mexican telephone monopoly        20,500           1,304,312
                                 Total                                                                     3,327,512
                                 -----------------------------------------------------------------------============

                                 Statement of Net Assets
                                 GROWTH & INCOME SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
Telephone: Long Distance 3.18%   AT&T Corp.-Global telecommunications giant               57,000        $  2,789,437
                                 MCI Communications Corp.-Long distance
                                 telecommunications provider                              49,700           1,764,350
                                 Total                                                                     4,553,787
--------------------------------------------------------------------------------------------------------============
Tobacco 3.00%                    Gallaher Group plc ADS-England's largest tobacco
                                 producer                                                 36,900             708,019
                                 Philip Morris Inc.-Leading tobacco company               48,000           1,902,000
                                 RJR Nabisco-Diversified food and tobacco producer        53,000           1,679,438
                                 Total                                                                     4,289,457
                                 -----------------------------------------------------------------------============
                                 Total Investments in Common Stocks (Cost $99,138,169)                   139,289,726
====================================================================================================================
Other Assets, Less Liabilities 2.59%
====================================================================================================================
Corporate
Obligations,                     Ford Motor Credit Co.
at Cost                          5.58% due 11/3/1997                                                       4,375,000
--------------------------------------------------------------------------------------------------------------------
Cash and Receivables,
Net of Liabilities                                                                                          (673,051)
--------------------------------------------------------------------------------------------------------============
                                 Total Other Assets, Less Liabilities                                      3,701,949
====================================================================================================================
Net Assets 100.00%                                                                                      $142,991,675
====================================================================================================================
                                 Class A Shares-Net asset value ($58,910,753 / 6,698,803
                                 shares outstanding)                                                           $8.79
                                 Class B Shares-Net asset value ($332,068 / 37,720 shares
                                 outstanding)                                                                  $8.80
                                 Class C Shares-Net asset value ($83,748,854 / 9,521,881
                                 shares outstanding)                                                           $8.80

                                *Non-income producing.
                                +Security is held in connection with an open option written.
                                 The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.
                                 See Notes to Financial Statements.

                                 Statement of Net Assets
                                 INTERNATIONAL SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
Investments in Securities 93.06%
====================================================================================================================
Foreign 92.32%
====================================================================================================================
Australia 3.44%                 *Biota Holdings Ltd.-Biotechnology firm part owned
                                 by Glaxo of the UK who will get FDA approval for its
                                 anti-influenza vaccine                                  200,000        $    468,400
                                *Lihir Gold-One of the world's lowest cost gold
                                 producers located in Papua, New Guinea                  600,000             816,180
                                *Nil Paid Rights-Biota Holdings Ltd.                      20,000                 560
                                 Total                                                                     1,285,140
--------------------------------------------------------------------------------------------------------============
Canada 15.21%                   *Ballard Power Systems-Designs, manufactures and
                                 develops methanol or hydrogen-based fuel cells that
                                 are the only true zero emission power source for
                                 vehicles                                                 64,400           3,658,570
                                 Cameco Corporation-World's largest and lowest cost
                                 producer of uranium for use in nuclear power stations     7,500             279,612
                                *Lava Systems Inc.-The sole company to provide a fully
                                 integrated computer based document management system    150,000             191,730
                                 Magna Class A-Major supplier of components and
                                 subassemblies to the world's auto firms                      10                 660
                                *Meridian Tech Inc.-Global leader in the production
                                 of complex magnesium and aluminum casting for auto
                                 engines                                                  73,000             414,713
                                *Methanex Corp.-World's largest and lowest cost
                                 supplier of methanol                                     82,400             722,656
                                *Ventra Group-Dominant manufacturer of vehicle jacks
                                 to North American vehicle assemblers                    150,000             410,100
                                 Total                                                                     5,678,041
--------------------------------------------------------------------------------------------------------============
Denmark 5.08%                    BG Bank Dkk-Domestic retail bank focused on low cost
                                 delivery of standard products                             7,000             449,625
                                 Jyske Bank-Bank specializing in international private
                                 and commercial banking                                    5,000             514,930

                                 Statement of Net Assets
                                 INTERNATIONAL SERIES October 31, 1997

                                 Investments                                              Shares        Market Value
====================================================================================================================
                                 Syd-Sonderhill-Regional, mortgage and personal
                                 banking firm                                              8,250        $    427,331
                                 Unidanmark-One of Denmark's largest full service
                                 banking groups                                            7,500             506,170
                                 Total                                                                     1,898,056
--------------------------------------------------------------------------------------------------------============
Finland 4.95%                    Pohjola-Finland's largest general insurance company
                                 covering both the life and the non-life sectors          20,000             765,054
                                 Raisio Yhtyma Oyj-Producer of paper processing
                                 chemical and foodstuffs including a cholesterol-
                                 lowering margarine                                       10,000           1,081,895
                                 Total                                                                     1,846,949
--------------------------------------------------------------------------------------------------------============
France 6.47%                     Alcatel Alsthom-One of the world's largest full
                                 line heavy electrical engineering firms                   7,500             903,505
                                 AXA-Recently merged with UAP to form one of
                                 Europe's largest financial organizations                 10,000             683,687
                                *Ubi Soft Entertainment-One of the largest producers,
                                 translators and distributors of games software in
                                 Europe                                                   10,000             827,347
                                 Total                                                                     2,414,539
--------------------------------------------------------------------------------------------------------============
Germany 24.65%                   Daimler-Benz-World's largest manufacturer of luxury
                                 cars, buses and class eight trucks                       10,000             669,294
                                *DLW-Major producer of linoleum and carpet floor
                                 coverings as well as office furniture                     6,000             591,065
                                 Gea Ag Dem-One of the world's top suppliers of food
                                 and pharmaceutical processing equipment                   1,000             324,506
                                 Gehe-Europe's largest pharmacy chain                     15,000             782,292
                                 HIS Sport Wear-Designs and retails sports and
                                 leisurewear                                              45,000             834,444
                                 Iwka-Multi-line engineering company making packaging,
                                 robot welding and defense equipment                       2,500             621,487
                                 Marschollek Lauten & Partners-Largest independent
                                 personal life insurance and investment consultancy
                                 services                                                  3,400             778,235
                                 Preussag-Diversified firm with activities from oil
                                 extraction through metal processing to freight-car and
                                 helicopter leasing                                        2,000             518,051
                                 SAP Ord-World's fourth largest software firm dominating
                                 the global market for relational database management
                                 tools                                                     5,000           1,432,752
                                 Schering-Pharmaceutical firm with strong market share
                                 in contrast media and birth control products              6,000             580,982
                                 SKW Trostberg-Specialist niche chemical firm producing
                                 additives, flavoring, adhesives, anti-corrosive paints
                                 and oil-well drilling products                           18,000             617,488
                                 Viag-Diversified group with utility, aluminum, chemical,
                                 glass and packaging operations                            1,500             695,805
                                 Vossloh-Manufacturer of electrical lighting equipment
                                 as well as railway track fastners and the related
                                 installation equipment                                   15,000             757,953
                                 Total                                                                     9,204,354
--------------------------------------------------------------------------------------------------------============
Japan 2.24%                      Keyence Corp.-Manufacturers of specialist optical and
                                 magnetic sensors, as well as detection items using
                                 such items                                                2,000             299,077
                                 Nippon Express-Japan's second largest parcel delivery
                                 firm                                                    100,000             538,340
                                 Total                                                                       837,417
--------------------------------------------------------------------------------------------------------============
Netherlands 7.09%                Hunter Douglas-Major global supplier of decorative
                                 building fittings especially window blinds               14,000             575,984
                                 Kon Pakhoed-Largest chemical distributor worldwide       16,000             523,322
                                 Koninklijke KNP-Europe's largest specialist paper,
                                 packaging, office supply and related distribution
                                 group                                                    30,000             681,924
                                 Vmf Stork-Engineering and service company focused on
                                 aircraft parts, processing machinery and food
                                 manufacturing equipment                                  20,000             863,976
                                 Total                                                                     2,645,206
--------------------------------------------------------------------------------------------------------============
Switzerland 10.32%               Baloise Holdings-Mid-sized insurance group active in
                                 life and non-life sectors                                   600           1,080,772
                                 Christ-Major global provider of water treatment
                                 chemicals and purification equipment                        700             525,375
                                *Saurer Ag Arbon Chf-Textile machinery and auto
                                 component manufacturing firm                              1,100             728,092
                                 Stratec Holding-Healthcare company concentrating on
                                 osteosynthesis and prosthetics                              600             840,600
                                 Swiss Life-Major life insurance company with operations
                                 all over Europe                                           1,000             677,627
                                 Total                                                                     3,852,466
--------------------------------------------------------------------------------------------------------============
United Kingdom 12.87%            Capita-Dedicated provider of property-related
                                 consultancy, MIS outsourcing, architectural and
                                 training services                                        20,000             103,528

                                 Statement of Net Assets
                                 INTERNATIONAL SERIES October 31, 1997

                                                                                       Shares or
                                                                                       Principal
                                 Investments                                              Amount        Market Value
====================================================================================================================
                                 DBS Management-Supplies independent financial
                                 advisors with financial product evaluation and
                                 administration software and services                    200,000        $    561,200
                                 Delphi Group-Provider of temporary, contract and
                                 permanent IT staff to corporations in the U.S. and
                                 the U.K.                                                 50,180             582,545
                                 Halma-Manufactures environmental control, fire
                                 detection, gas monitoring, safety and security
                                 equipment                                               120,000             239,220
                                 Jarvis Ord-Specialist engineering and service company
                                 focused on the installation of railway track and
                                 signals                                                 166,700             907,581
                                 Johnson Matthey-Precious metal refinery, alloy
                                 manufacturing and trading company                        60,000             589,002
                                 Powerscreen International-Leading global screening,
                                 crushing, recycling and material handling equipment
                                 supplier                                                 15,168             177,231
                                 Regal Hotel-Owns and operates more than 100 medium-
                                 quality, medium-size hotels and inns                  1,000,000             703,600
                                 Verity Group-Makes high-quality loudspeakers and has
                                 developed the first commercial flat panel speaker       850,000             939,760
                                 Total                                                                     4,803,667
--------------------------------------------------------------------------------------------------------============
                                 Total Investments in Foreign Securities (Cost
                                 $31,755,557)                                                             34,465,835
====================================================================================================================
United States .74%
====================================================================================================================
                                *Net Bank, Inc.-Provider of banking services over the
                                 Internet (Cost $300,000)                                 25,000             275,000
--------------------------------------------------------------------------------------------------------============
                                 Total Investments in Common Stocks (Cost $32,055,557)                    34,740,835
====================================================================================================================
Other Assets, Less Liabilities 6.94%
====================================================================================================================
Short-Term
Investments,                     Federal Home Loan Bank
at Cost                          5.50% due 11/3/1997                                       2,425M          2,423,878
====================================================================================================================
Cash and Receivables, Net of Liabilities                                                                     169,786
--------------------------------------------------------------------------------------------------------============
                                 Total Other Assets, Less Liabilities                                      2,593,664
====================================================================================================================
Net Assets 100.00%                                                                                      $ 37,334,499
====================================================================================================================
                                 Class A Shares-Net asset value ($32,755,368 / 3,015,007
                                 shares outstanding)                                                          $10.86
                                 Class B Shares-Net asset value ($1,650,249 / 152,446
                                 shares outstanding)                                                          $10.83
                                 Class C Shares-Net asset value ($2,928,882 / 270,455
                                 shares outstanding)                                                          $10.83

                                *Non-income producing.
                                 The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and unaudited.
                                 See Notes to Financial Statements.

Copyright (C) 1997 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

         Statements of Operations

                                                                                                       12/13/96
                                                                                                  (Commencement
                                                                                    Year Ended   of Operations)
                                                                                      10/31/97      to 10/31/97
                                                                               Growth & Income    International
Investment Income                                                                       Series           Series
==============================================================================================   ==============
Income   Dividends                                                                 $ 3,073,616       $  197,112
         Interest                                                                      181,359          106,947
         Total income                                                                3,254,975          304,059
         -------------------------------------------------------------------------------------   --------------
Expenses Management fee                                                                999,092          127,715
         12b-1 distribution plan-Class A                                               135,432           41,058
         12b-1 distribution plan-Class B                                                   602            3,180
         12b-1 distribution plan-Class C                                               785,927            6,653
         Shareholder servicing                                                         184,263            7,002
         Report to shareholders                                                         67,900            6,083
         Audit and tax                                                                  33,322           15,358
         Registration                                                                   77,222           25,300
         Legal                                                                           8,450              600
         Organization                                                                    7,292            6,215
         Other                                                                          15,956            2,559
         Net expenses                                                                2,315,458          241,723
         -------------------------------------------------------------------------------------   --------------
         Net investment income                                                         939,517           62,336
         -------------------------------------------------------------------------------------   --------------
Realized and Unrealized Gain on Investments and Foreign Currency Transactions
===============================================================================================================
Net realized gain (loss) from investment and foreign currency transactions
         Proceeds from sales                                                        46,816,457        5,236,847
         Cost of investments sold                                                   37,293,121        5,735,701
         Net realized gain (loss)                                                    9,523,336         (498,854)
         -------------------------------------------------------------------------------------   --------------
Unrealized appreciation of investments and foreign currency holdings                19,515,134        2,685,278
----------------------------------------------------------------------------------------------   --------------
Net realized and unrealized gain on investments and foreign currency transactions   29,038,470        2,186,424
----------------------------------------------------------------------------------------------   --------------
Net Increase in Net Assets Resulting from Operations                               $29,977,987       $2,248,760
===============================================================================================================

         See Notes to Financial Statements.

              Statements of Changes in Net Assets

                                                                                                             12/13/96
                                                                                                        (Commencement
                                                                                           Year Ended  of Operations)    Year Ended
                                                                                             10/31/97     to 10/31/97      10/31/96
                                                                                           ----------  --------------  ------------
                                                                                             Growth &                      Growth &
                                                                                               Income   International        Income
Increase (Decrease) in Net Assets                                                              Series          Series        Series
=====================================================================================================  ==============  ============
Operations    Net investment income                                                      $    939,517  $       62,336  $    902,100
              Net realized gain (loss) from investment and foreign currency transactions    9,523,336        (498,854)    1,220,288
              Net unrealized appreciation of investments and foreign currency holdings     19,515,134       2,685,278    10,781,503
              Net increase in net assets resulting from operations                         29,977,987       2,248,760    12,903,891
-----------------------------------------------------------------------------------------------------  --------------  ------------
Undistributed (overdistributed) net investment income included in price of share
transactions                                                                                   (7,673)        143,734        91,590
-----------------------------------------------------------------------------------------------------  --------------  ------------
Distributions to shareholders from net investment income:
              Class A                                                                        (660,996)             --      (181,341)
              Class B                                                                              --              --            --
              Class C                                                                        (351,430)             --      (763,298)
              Total                                                                        (1,012,426)             --      (944,639)
              ---------------------------------------------------------------------------------------  --------------  ------------
Distributions to shareholders from net realized gain from investment and foreign currency transactions:
              Class A                                                                        (501,039)             --            --
              Class B                                                                              --              --            --
              Class C                                                                        (701,709)             --      (220,851)
              Total                                                                        (1,202,748)             --      (220,851)
              ---------------------------------------------------------------------------------------  --------------  ------------
              Total distributions                                                          (2,215,174)             --    (1,165,490)
-----------------------------------------------------------------------------------------------------  --------------  ------------
Share transactions:
              Net proceeds from sales of shares                                            21,789,630      36,170,176    35,645,785
              Net asset value of shares issued to shareholders in reinvestment of
              net investment income and realized gain from investment transactions          2,029,420              --     1,078,899
              Net asset value of shares issued in exchange for assets acquired in
              tax-free acquisition                                                                 --              --    43,649,766
              Total                                                                        23,819,050      36,170,176    80,374,450
              ---------------------------------------------------------------------------------------  --------------  ------------
              Cost of shares reacquired                                                   (22,544,262)     (3,228,171)  (11,012,618)
              ---------------------------------------------------------------------------------------  --------------  ------------
              Increase in net assets derived from share transactions                        1,274,788      32,942,005    69,361,832
              ---------------------------------------------------------------------------------------  --------------  ------------
Increase in net assets                                                                     29,029,928      35,334,499    81,191,823
-----------------------------------------------------------------------------------------------------  --------------  ------------
Net Assets
              Beginning of period                                                         113,961,747       2,000,000    32,769,924
              ---------------------------------------------------------------------------------------  --------------  ------------
              End of period+                                                             $142,991,675  $   37,334,499  $113,961,747
              =====================================================================================================================

             +Including undistributed net investment income of $153,968 and
              $206,070, respectively, as of October 31, 1997 and undistributed net investment income of $234,550 as of October 31, 1996.

              See Notes to Financial Statements.

              Financial Highlights

              GROWTH & INCOME SERIES

                                                    Class A Shares      Class B Shares                                Class C Shares
                                        ------------------------------  ------------------  ----------------------------------------
                                       Year Ended
                                           10/31,       7/15/96(a)           6/5/97(a)                Year Ended 10/31,    1/3/94(b)
Per Share Operating Performance:             1997      to 10/31/96         to 10/31/97         1997      1996      1995  to 10/31/94
===================================================  =================  ==================  ============================ ===========
Net asset value, beginning of period      $  7.09         $   6.50            $   8.20      $  7.09   $  6.04    $ 5.07  $  5.00
---------------------------------------------------  -----------------  ------------------  ---------------------------- -----------
Income from investment operations
    Net investment income                     .093             .028                 --          .032      .0949     .12      .089
    Net realized and unrealized gain on
    investments                              1.781             .589                .60         1.790     1.0986     .97      .041
    Total from investment operations         1.874             .617                .60         1.822     1.1935    1.09      .130
    -----------------------------------------------  -----------------  ------------------  ---------------------------- -----------
    Distributions
    Dividends from net investment income     (.099)           (.027)                 --        (.037)    (.1035)   (.12)    (.06)
    Distributions from net realized gain     (.075)              --                  --        (.075)    (.04)       --       --
    -----------------------------------------------  -----------------  ------------------  ---------------------------- -----------
Net asset value, end of period            $  8.79         $   7.09            $   8.80      $  8.80   $  7.09    $ 6.04  $  5.07
---------------------------------------------------  -----------------  ------------------  ---------------------------- -----------
Total Return(c)                             26.78%           12.10%(d)            7.19%(d)    26.24%    20.02%    21.83%    2.62%(d)
===================================================  =================  ==================  ============================ ===========
Ratios to Average Net Assets:
    Expenses, including waiver               1.29%             .39%(d)             .86%(d)     2.05%     1.55%     1.16%     .61%(d)
    Expenses, excluding waiver               1.29%             .39%(d)             .86%(d)     2.05%     2.01%     1.91%    1.94%(d)
    Net investment income                    1.15%             .40%(d)             .01%(d)     0.39%     1.36%     2.06%    2.03%(d)
    ================================================================================================================================

                                                                                             Year Ended 10/31,      1/3/94(b)
Supplemental Data for All Classes:                                      1997         1996                 1995    to 10/31/94
==============================================================================================================    ===========
    Net assets, end of period (000)                                 $142,992     $113,962              $32,770        $ 9,160
    Portfolio turnover rate                                           36.37%       23.84%               23.17%         31.95%
    Average commission rate per share paid on equity transactions   $   .065     $   .064              $  .059            n/a
    =========================================================================================================================

(a) Commencement of offering respective Class shares.
(b) Commencement of operations.
(c) Total return does not consider the effects of sales loads.
(d) Not annualized.
See Notes to Financial Statements.

              Financial Highlights

              INTERNATIONAL SERIES

                                                                             Class A Shares       Class B Shares      Class C Shares
                                                                             ------------------   ------------------  --------------
                                                                                12/13/96(a)            6/2/97(b)           6/2/97(b)
Per Share Operating Performance:                                                to 10/31/97          to 10/31/97         to 10/31/97
===============================================================================================   ==================  ==============
Net asset value, beginning of period                                                $  9.42             $  10.26       $  10.26
-----------------------------------------------------------------------------------------------   ------------------  --------------
Income from investment operations
    Net investment income (loss)                                                        .07                 (.03)          (.03)
    Net realized and unrealized gain on investments and foreign
    currency holdings                                                                  1.37                  .60            .60
    Total from investment operations                                                   1.44                  .57            .57
    -------------------------------------------------------------------------------------------   ------------------  --------------
Net asset value, end of period                                                      $ 10.86             $  10.83       $  10.83
-----------------------------------------------------------------------------------------------   ------------------  --------------
Total Return(c)                                                                       15.21%(d)             5.56%(d)       5.56%(d)
===============================================================================================   ==================  ==============
Ratios to Average Net Assets:(d)
    Expenses, including waiver                                                        1.23%                  .87%           .87%
    Expenses, excluding waiver                                                        1.23%                  .87%           .87%
    Net investment income (loss)                                                      0.41%                (0.46)%        (0.46)%
    ================================================================================================================================

                                                                                                                        12/13/96(a)
Supplemental Data for All Classes:                                                                                      to 10/31/97
====================================================================================================================================
    Net assets, end of period (000)                                                                                         $37,334
    Portfolio turnover rate                                                                                                  29.72%
    Average commission rate per share paid on equity transactions                                                           $  .024
    ================================================================================================================================

(a) Commencement of operations.
(b) Commencement of offering respective Class shares.
(C) Total return does not consider the effects of sales loads.
(d) Not annualized.
See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on February 26, 1993. The Trust currently consists of two separate portfolios ("Series")-Lord Abbett Growth & Income Series ("Growth & Income") and Lord Abbett International Series ("International"). The International Series was added on December 10, 1996 at which time the Trust received a capital contribution of $2,000,000 and issued 212,202 shares of the International Series to the partners of Lord, Abbett & Co. ("Lord Abbett"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements:

The following summarizes the significant accounting policies of the Trust: (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at cost which approximates market. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) The Trust may write call options on securities it owns. Premiums received by the Trust upon writing covered call options are included in the Trust's statement of net assets as an asset and an equivalent liability. The liability is adjusted daily to the market value of the options written. If an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written. (d) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.
(e) Security transactions are recorded on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (f) A portion of the proceeds from sales and cost of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares. (g) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the rate of 0.75% per annum. Lord Abbett may waive its management fee and reimburse the Trust for certain of its other expenses. Lord Abbett has entered into a sub-advisory agreement with Fuji Investment Management Co. (Europe), Ltd. ("sub-adviser"). The sub-adviser furnishes investment advisory services in connection with the management of the International Series. Lord Abbett pays for the cost of the sub-adviser's services.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Lord Abbett received the following commissions for the year ended October 31, 1997 on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                   Lord Abbett          Dealers'
Series                                             Commissions       Concessions
--------------------------------------------------------------------------------
Growth & Income                                        $19,397          $119,275
--------------------------------------------------------------------------------
International                                          $71,760          $486,253
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income, if any, are declared and paid quarterly for the Growth &Income Series and annually for the International Series. Net realized gains from investment transactions, if any, are distributed to shareholders annually. At October 31, 1997, the accumulated undistributed net realized gain (loss) for financial reporting purposes, aggregated $9,550,322 for the Growth & Income Series and $(498,854) for the International Series. Distributions declared on November 12, 1997 were as follows:

                                                             Rate      Aggregate
                                                        Per Share         Amount
--------------------------------------------------------------------------------

Growth & Income Series-Capital Gains-Class A                $ .59     $3,955,816
--------------------------------------------------------------------------------

Growth & Income Series-Capital Gains-Class C                $ .59     $5,643,673
--------------------------------------------------------------------------------

International Series-Investment Income-Class A              $.025     $   75,249
--------------------------------------------------------------------------------

Notes to Financial Statements

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest for the Growth & Income Series were as follows:

                                                                   July 15, 1996
                                                                (Commencement of
                                       Year Ended       offering Class A shares)
                                 October 31, 1997           to October 31, 1996
                        -------------------------      -------------------------
Class A                     Shares         Amount         Shares         Amount
-------------------------------------------------      -------------------------
Sales of shares            962,023   $  7,725,077        294,449   $  1,974,458

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               134,345      1,035,066         24,116        160,559

Shares issued to
shareholders in
exchange for assets
acquired in tax-free
acquisition                     --             --      6,718,449     43,649,766

Total                    1,096,368      8,760,143      7,037,014     45,784,783
-------------------------------------------------      -------------------------
Shares reacquired       (1,067,517)    (8,524,014)      (367,062)    (2,474,054)
Increase in shares          28,851   $    236,129      6,669,952   $ 43,310,729
--------------------------------------------------------------------------------

                                                                       6/5/97 to
                                                                October 31, 1997
                                                     ---------------------------
Class B                                              Shares               Amount
--------------------------------------------------------------------------------
Sales of shares                                      38,206           $ 339,259
--------------------------------------------------------------------------------
Shares reacquired                                      (486)             (4,369)
--------------------------------------------------------------------------------
Increase in shares                                   37,720           $ 334,890
--------------------------------------------------------------------------------

                                       Year Ended                     Year Ended
                                 October 31, 1997               October 31, 1996
                         ------------------------      -------------------------
Class C                     Shares         Amount         Shares          Amount
-------------------------------------------------      -------------------------
Sales of shares          1,695,886   $ 13,725,294      5,117,940   $ 33,671,327

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               130,943        994,354        142,172        918,340

Total                    1,826,829     14,719,648      5,260,112     34,589,667
--------------------------------------------------------------------------------
Shares reacquired       (1,713,554)   (14,015,879)    (1,279,728)    (8,538,564)
Increase in shares         113,275   $    703,769      3,980,384   $ 26,051,103
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the International Series were as follows:

                                                                     12/13/96 to
                                                                October 31, 1997
                                                 -------------------------------
Class A                                             Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                                  3,074,958         $ 31,360,535
--------------------------------------------------------------------------------
Shares reacquired                                 (272,153)          (2,887,954)
--------------------------------------------------------------------------------
Increase in shares                               2,802,805         $ 28,472,581
--------------------------------------------------------------------------------

                                                                       6/2/97 to
                                                                October 31, 1997
                                                   -----------------------------
Class B                                             Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                                    159,588          $ 1,691,357
--------------------------------------------------------------------------------
Shares reacquired                                   (7,142)             (77,972)
--------------------------------------------------------------------------------
Increase in shares                                 152,446          $ 1,613,385
--------------------------------------------------------------------------------

                                                                       6/2/97 to
                                                                October 31, 1997
--------------------------------------------------------------------------------
Class C                                             Shares                Amount
--------------------------------------------------------------------------------
Sales of shares                                    295,740          $ 3,118,284
--------------------------------------------------------------------------------
Shares reacquired                                  (25,285)            (262,245)
--------------------------------------------------------------------------------
Increase in shares                                 270,455          $ 2,856,039
--------------------------------------------------------------------------------

As of October 31, 1997, paid in capital for each Series was as follows:
$93,129,578 for the Growth & Income Series and $34,942,005 for the International Series. The Trust has an unlimited number of shares outstanding.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                            Purchases                Sales
--------------------------------------------------------------------------------
Growth & Income                                 $47,447,721          $46,816,457
--------------------------------------------------------------------------------
International                                   $37,791,257          $ 5,236,847
--------------------------------------------------------------------------------

As of October 31, 1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                            Net Unrealized       Unrealized           Unrealized
Series                        Appreciation     Appreciation       (Depreciation)
--------------------------------------------------------------------------------
Growth & Income                $40,151,557      $40,765,746         $  (614,189)
--------------------------------------------------------------------------------
International                  $ 2,685,278      $ 4,304,630         $(1,619,352)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

At October 31, 1997, the Growth & Income Series had outstanding covered written call option contracts as follows:

                                 Contract
Underlying                     Expiration    Premium
Investment             Shares        Date    Received      Value    Appreciation
--------------------------------------------------------------------------------
KeyCorp                20,000    12/20/97     $40,000    $33,750          $6,250
--------------------------------------------------------------------------------

Transactions in call options written during the year ended October 31, 1997 were as follows:

                                                           Number       Premiums
                                                     of Contracts       Received
--------------------------------------------------------------------------------
Options written                                               200        $40,000
--------------------------------------------------------------------------------
Options expired                                                --        $    --
--------------------------------------------------------------------------------
Options outstanding at
October 31, 1997                                              200        $40,000
--------------------------------------------------------------------------------

Notes to Financial Statements

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Trustees' fees payable at October 31, 1997 under a deferred compensation plan were $117,480.

7. Commitments

As of October 31, 1997, under the terms of a subscription agreement, the International Series has agreed to purchase 3,394 shares of Eigner and Partners with a value of $950,320.

8. Acquisition

On July 12, 1996, the Growth &Income Series acquired the net assets of Lord Abbett Fundamental Value Fund, Inc. ("Fundamental Value") pursuant to a plan of reorganization approved by Fundamental Value's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 6,718,449 shares of newly issued Class A shares of the Growth &Income Series, for 3,251,614 shares of Fundamental Value valued at $43,649,766 in the aggregate on July 12, 1996. The aggregate net assets of the Growth &Income Series, and Fundamental Value immediately before the acquisition were $59,420,311 and $43,649,766 (including $6,568,304 of net unrealized appreciation and $29,561 of accumulated net realized gains), respectively.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of net assets of Lord Abbett Securities Trust-Growth & Income Series and International Series as of October 31, 1997, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Securities Trust-Growth & Income Series and International Series at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
December 2, 1997


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